Average Annual Total Returns - A C I Shares - JPMorgan California Tax Free Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS LB CALIFORNIA 1-17 YEAR MUNI INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	0.09%	1.90%	3.16%	2.42%	2.16%	3.15%	4.11%	2.79%	3.65%	4.11%	2.78%	3.61%	3.15%	2.69%	3.46%	4.62%	3.23%	4.04%